Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10. Commitments and Contingencies
License and distribution agreement
On December 27, 2022, the Company entered into a license and distribution agreement with a distributor, appointing the distributor as the exclusive distributor to promote, advertise, market, distribute and sell the Selective Cytopheretic Device (“SCD”) in the United States. The Company received an upfront payment of $100 on January 3, 2023. If the Company does not receive written authorization to market the SCD, prior to the first anniversary of the effective date, the Company will repay the $100. The Company has recorded the $100 upfront payment as a liability in the consolidated balance sheets as of March 31, 2023. The Company shall also receive milestone payments in the amounts of $450 and $350 for obtaining approval from the Food and Drug Administration (“FDA”) and for selling the first sixty units to any third parties. The term of the agreement is three years.

Lease agreements
The Company is part of a membership agreement for shared office space and can cancel at any time. Rent expense was $8 for the three months ended March 31, 2023 and 2022.
Litigation
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company recorded $200 for a legal settlement in accrued expenses as of March 31, 2023. The settlement will be paid in four installments of $50 in May 2023, July 2023, September 2023, and November 2023. The Company was not subject to any other material legal proceedings during the three months ended March 31, 2023, and no material legal proceedings are currently pending or threatened.

Note 13. Commitments and Contingencies
License and distribution agreement
On December 27, 2022, the Company entered into a license and distribution agreement (“License Agreement”) with a distributor, appointing the distributor as the exclusive distributor to promote, advertise, market, distribute and sell the Selective Cytopheretic Device (“SCD”) in the United States. The Company received an upfront payment of $100 on January 3, 2023. If the Company does not receive written authorization to market the SCD, prior to the first anniversary of the effective date, the Company will repay the $100. The Company shall also receive milestone payments in the amounts of $450 and $350 for obtaining FDA approval and for selling the first sixty units to any third parties. The term of the agreement is three years.
Lease agreements
The Company is part of a membership agreement for shared office space and can cancel at any time. Rent expense was $32 for the years ended December 31, 2022 and 2021.
Litigation
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2022 and 2021 and no material legal proceedings are currently pending or threatened.